Trade and other receivables (Tables)	6 Months Ended
Jun. 30, 2025
Text Block1 [Abstract]
Schedule of Non-Current Trade and Other Receivables

Million US dollar	30 June 2025	31 December 2024

Cash deposits for guarantees	153	133
Loans to customers	7	8
Tax receivable, other than income tax	112	105
Brazilian tax credits and interest receivables	1 305	1 120
Trade and other receivables	252	212
Non-current trade and other receivables	1 829	1 577

Trade receivables and accrued income	4 866	3 792
Interest receivables	41	43
Tax receivable, other than income tax	676	416
Loans to customers	45	60
Prepaid expenses	787	493
Other receivables	579	467
Current trade and other receivables	6 994	5 270

Schedule of Trade Receivables and Other Receivables
The carrying amount of trade and other receivables is a good approximation of their fair value as the impact of discounting is not significant. The ageing of the current trade receivables and accrued income, interest receivable, other receivables and current and non-current
loans to customers can be detailed as follows for 30 June 2025 and 31 December 2024 respectively:

	Net carrying amount as of 30 June 2025	Of which: neither impaired nor past due on the reporting date	Of which not impaired as of the reporting date and past due
			Less than 30 days	Between 30 and 59 days	Between 60 and 89 days	More than 90 days

Trade receivables and accrued income	4 866	4 507	207	84	54	14
Loans to customers	52	52	-	-	-	-
Interest receivables	41	39	2	-	-	-
Other receivables	579	559	8	5	4	2
	5 538	5 157	217	89	59	16

	Net carrying amount as of 31 December 2024	Of which: neither	Of which not impaired as of the reporting date and past due
		impaired nor past due on the reporting date	Less than 30 days	Between 30 and 59 days	Between 60 and 89 days	More than 90 days

Trade receivables and accrued income	3 792	3 531	177	34	32	18
Loans to customers	68	58	-	-	10	-
Interest receivables	43	43	-	-	-	-
Other receivables	467	450	4	5	8	-
	4 369	4 082	181	38	50	18